Summary of significant accounting policies - Adopting IFRS 15 (Details) - EUR (€) € in Thousands			3 Months Ended		12 Months Ended
		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Significant accounting policies
Total assets			€ 67,002	[1],[2]	€ 69,352	€ 67,002	[1],[2]
Current assets			37,494	[1],[2]	37,936	37,494	[1],[2]
Trade receivables		€ 5,270	5,093	[1],[2]	6,030	5,093	[1],[2]
Total equity and liabilities			67,002	[1],[2]	69,352	67,002	[1],[2]
Current liabilities			6,576	[1],[2]	6,302	6,576	[1],[2]
Deferred income	[1],[2]		271			271
Contract liabilities		507			817
Other liabilities and provisions			2,084	[1],[2]	1,690	2,084	[1],[2]
Equity			43,889	[1],[2]	46,475	43,889	[1],[2]	€ 51,536	[2]	€ 61,469
Accumulated deficit			(37,509)	[1],[2]	(46,400)	(37,509)	[1],[2]
Revenues					26,009	23,178	[1],[2]	22,338	[2]
Impairment loss on trade receivables					(224)	(240)		(379)
Operating loss			(2,475)		(9,562)	(8,649)	[1],[2]	(11,119)	[2]
Loss before income tax					(8,753)	(8,474)	[1],[2]	(11,311)	[2]
Net loss			(2,302)		(8,764)	(8,554)	[1],[2]	(11,313)	[2]
Total comprehensive loss			(2,194)		(8,943)	(8,049)	[1],[2]	€ (10,202)	[2]
IFRS 15-Revenue from Contracts with Customers
Significant accounting policies
Total assets					(405)
Current assets					(405)
Trade receivables					(405)
Total equity and liabilities					(405)
Current liabilities					(424)
Deferred income					228
Contract liabilities					(817)
Other liabilities and provisions					165
Equity			€ (100)		19	€ (100)
Accumulated deficit		(100)			19
Revenues					(81)
Recognition of revenues from maintenance and extended warranty contracts		€ (100)
Impairment loss on trade receivables					10
Operating loss					(71)
Loss before income tax					(71)
Net loss					(71)
Total comprehensive loss					(71)
IFRS 15
Significant accounting policies
Impairment loss on trade receivables					(10)
Previously stated
Significant accounting policies
Total assets					68,947
Current assets					37,531
Trade receivables					5,625
Total equity and liabilities					68,947
Current liabilities					5,878
Deferred income					228
Other liabilities and provisions					1,855
Equity					46,494
Accumulated deficit					(46,381)
Revenues					25,928
Operating loss					(9,633)
Loss before income tax					(8,824)
Net loss					(8,835)
Total comprehensive loss					€ (9,014)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.